Components of Prepayments and Other Current Assets (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Other Assets and Other Liabilities [Line Items]
Prepayment for utility and telecom expenses		31,645,000	21,034,000
Prepayment for rental expenses		28,748,000	19,495,000
Proceeds receivable from disposal of a subsidiary		12,418,000	0
Employee advances		10,076,000	5,615,000
Interest receivable		7,047,000	4,932,000
Prepayment for advertisement, consultation and insurance		5,778,000	3,509,000
Deposits for utility expenses		9,772,000	6,411,000
Other current assets		32,403,000	16,890,000
Total	$ 21,908,000	137,887,000	77,886,000